VARIABLE INTEREST ENTITIES AND EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Variable Interest Entities
The assets and liabilities relating to the consolidated VIEs from the Company’s investment activities included in the financial statements are as follows:

AS OF DEC. 31 US$ MILLIONS	2025	2024
Available-for-sale fixed maturity securities	$74	$127
Equity securities	5,728	576
Mortgage loans on real estate, net of allowance	248	189
Private loans, net of allowance	1,980	1,384
Investment real estate	2,660	1,798
Real estate partnerships	3,780	2,885
Investment funds	7,997	4,804
Other invested assets	326	144
Cash and cash equivalents	320	218
Other assets	462	404
Total assets of consolidated VIEs	$23,575	$12,529
Notes payable	205	189
Other liabilities	768	363
Total liabilities of consolidated VIEs	$973	$552
The carrying amount and maximum exposure to loss relating to these unconsolidated VIEs are as follows:

AS OF DEC. 31 US$ MILLIONS	2025		2024
	Carrying Amount	Maximum Exposure to Loss	Carrying Amount	Maximum Exposure to Loss
Available-for-sale fixed maturity securities	$1,296	$1,604	$2,142	$3,003
Equity securities	253	253	466	466
Mortgage loans on real estate, net of allowance	414	414	716	731
Private loans, net of allowance	368	368	—	—
Real estate partnerships	3,570	3,642	2,548	2,579
Investment funds	6,489	8,994	1,989	2,153
Short-term investments	—	—	99	99
Other invested assets	316	316	173	189
Total	$12,706	$15,591	$8,133	$9,220